QUARTERLY REPORT
                                 JUNE 30, 2001

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                                                   July 20, 2001

Dear Fellow Shareholder:

JUST GIVE ME THE GOOD NEWS!
---------------------------

  In the song Good News by the popular Irish band, the Saw Doctors, the lead singer laments endless bills, lousy jobs and bad girlfriends. The evening news is filled with depressing events, compelling him to cry out, "Just give me the good news...you can keep the bad!" If we heed the advice of the Saw Doctors, then we are pleased to report very good news as it relates to your Fund performance. The June quarter was one of the best absolute and relative quarters in our twenty-one year history. Investors have continued to come back to solid values in the small- to mid- capitalization stocks. Many investors have only a vague notion of how well they have done during the past year, or how badly they could have done had their money been invested in stocks tracking the popular indices. Over the past year, the Nasdaq is down 46%; the S&P 500, down 15%; and the Russell 2000, roughly flat. Fiduciary Capital Growth Fund is up 29% over this time period*<F1>. Obviously, this was a very tough period for technology stocks, but even when we include the up part of the cycle - the greatest speculative rise in the history of the stock market - the numbers are startling. Over the past three years, since June 30, 1998, the Nasdaq is up 15%; the S&P 500, up 12%; and the Russell 2000, up 17%. Fiduciary Capital Growth Fund is up 42% during this period. That is definitely good news!

  With all due respect to the Saw Doctors, there is, unfortunately, a good deal of bad news to report. Worldwide economic growth has declined rapidly. The U.S. economy has experienced a very sharp downturn, with the manufacturing sectors exhibiting recessionary conditions. A stubbornly strong dollar, rising raw material prices, weak end-market demand, rising wages and excess capacity have all conspired against the producer side of the domestic economy.

  If you will refer to Chart 1, you will see that in May, the output of the industrial sector posted its eighth consecutive decline for the first time since December of 1982. Capacity utilization in the industrial sector, depicted in Chart 2, fell to its lowest level since August of 1983. Goldman Sachs reduced its estimate of real GDP growth from 4% at the start of the year to 0.5% recently, saying, "We would not rule out a modest decline...In fact, we estimate that final sales are falling at a 0.6% annual rate."

                                    CHART 1
                             INDUSTRIAL PRODUCTION

           Yr. To Yr. % Change
           -------------------
Dec-80            -0.437
Jan-81            -1.752
Feb-81            -1.357
Mar-81            -0.88
Apr-81             0.415
May-81             3.828
Jun-81             5.821
Jul-81             7.446
Aug-81             5.725
Sep-81             3.339
Oct-81             1.817
Nov-81            -1.201
Dec-81            -2.792
Jan-82            -3.525
Feb-82            -1.914
Mar-82            -3.039
Apr-82            -3.307
May-82            -4.845
Jun-82            -5.755
Jul-82            -7.348
Aug-82            -7.422
Sep-82            -7.352
Oct-82            -7.413
Nov-82            -6.349
Dec-82            -6.066
Jan-83            -2.494
Feb-83            -4.773
Mar-83            -3.148
Apr-83            -1
May-83             0.967
Jun-83             1.876
Jul-83             4.541
Aug-83             6.507
Sep-83             9.125
Oct-83            10.905
Nov-83            11.091
Dec-83            12.585
Jan-84            12.526
Feb-84            12.611
Mar-84            12.731
Apr-84            11.928
May-84            11.23
Jun-84            11.106
Jul-84             9.391
Aug-84             7.926
Sep-84             5.968
Oct-84             4.647
Nov-84             4.836
Dec-84             3.836
Jan-85             2.079
Feb-85             3.12
Mar-85             2.251
Apr-85             1.876
May-85             1.525
Jun-85             0.82
Jul-85             0.179
Aug-85             0.792
Sep-85             1.54
Oct-85             1.137
Nov-85             1.632
Dec-85             2.799
Jan-86             3.104
Feb-86             1.494
Mar-86             0.22
Apr-86             0.821
May-86             0.367
Jun-86             0.269
Jul-86             1.035
Aug-86             0.717
Sep-86             0.02
Oct-86             1.801
Nov-86             1.722
Dec-86             1.952
Jan-87             0.652
Feb-87             2.549
Mar-87             3.982
Apr-87             3.616
May-87             4.303
Jun-87             5.566
Jul-87             5.859
Aug-87             5.682
Sep-87             5.685
Oct-87             6.162
Nov-87             5.946
Dec-87             5.6
Jan-88             6.353
Feb-88             5.483
Mar-88             5.106
Apr-88             5.283
May-88             4.905
Jun-88             4.08
Jul-88             4.131
Aug-88             4.571
Sep-88             4.292
Oct-88             3.18
Nov-88             3.653
Dec-88             3.568
Jan-89             4.067
Feb-89             2.904
Mar-89             3.853
Apr-89             3.509
May-89             2.778
Jun-89             2.524
Jul-89             0.851
Aug-89             0.721
Sep-89             0.877
Oct-89             0.139
Nov-89            -0.214
Dec-89            -0.245
Jan-90            -1.257
Feb-90             0.043
Mar-90            -0.409
Apr-90            -1.251
May-90            -0.234
Jun-90            -0.077
Jul-90             0.874
Aug-90             0.661
Sep-90             1.004
Oct-90             0.91
Nov-90            -0.824
Dec-90            -1.879
Jan-91            -1.906
Feb-91            -3.181
Mar-91            -4.533
Apr-91            -3.618
May-91            -3.251
Jun-91            -2.1
Jul-91            -1.977
Aug-91            -2.043
Sep-91            -1.243
Oct-91            -0.791
Nov-91             0.404
Dec-91             0.349
Jan-92             0.951
Feb-92             2.262
Mar-92             4.124
Apr-92             4.525
May-92             3.988
Jun-92             2.534
Jul-92             3.196
Aug-92             2.778
Sep-92             2.205
Oct-92             3.038
Nov-92             3.707
Dec-92             4.391
Jan-93             4.66
Feb-93             4.674
Mar-93             3.928
Apr-93             3.513
May-93             2.726
Jun-93             3.249
Jul-93             2.728
Aug-93             2.855
Sep-93             3.561
Oct-93             3.12
Nov-93             3.031
Dec-93             3.834
Jan-94             3.666
Feb-94             3.436
Mar-94             4.117
Apr-94             4.296
May-94             5.695
Jun-94             5.888
Jul-94             6.258
Aug-94             6.788
Sep-94             5.791
Oct-94             6.048
Nov-94             6.338
Dec-94             6.571
Jan-95             6.942
Feb-95             6.579
Mar-95             5.88
Apr-95             5.123
May-95             4.654
Jun-95             4.598
Jul-95             3.601
Aug-95             4.623
Sep-95             5.08
Oct-95             4.15
Nov-95             3.772
Dec-95             2.867
Jan-96             2.109
Feb-96             3.288
Mar-96             2.994
Apr-96             4.352
May-96             4.808
Jun-96             5.233
Jul-96             5.601
Aug-96             4.803
Sep-96             4.733
Oct-96             5.076
Nov-96             5.756
Dec-96             6.052
Jan-97             6.752
Feb-97             6.697
Mar-97             7.077
Apr-97             6.518
May-97             5.986
Jun-97             5.728
Jul-97             6.474
Aug-97             6.798
Sep-97             6.863
Oct-97             7.553
Nov-97             7.112
Dec-97             7.014
Jan-98             6.895
Feb-98             5.808
Mar-98             5.924
Apr-98             5.808
May-98             5.904
Jun-98             4.569
Jul-98             3.762
Aug-98             5.03
Sep-98             4.122
Oct-98             3.963
Nov-98             2.976
Dec-98             2.73
Jan-99             2.988
Feb-99             3.27
Mar-99             3.657
Apr-99             3.28
May-99             3.565
Jun-99             4.483
Jul-99             5.408
Aug-99             3.683
Sep-99             4.08
Oct-99             4.405
Nov-99             5.108
Dec-99             5.713
Jan-00             5.634
Feb-00             5.853
Mar-00             5.783
Apr-00             6.427
May-00             6.399
Jun-00             6.703
Jul-00             5.673
Aug-00             5.933
Sep-00             6.131
Oct-00             5.102
Nov-00             4.455
Dec-00             3.145
Jan-01             1.693
Feb-01             0.769
Mar-01            -0.092
Apr-01            -1.412
May-01            -2.804

Source:  Federal Reserve Board

                                    CHART 2
                              CAPACITY UTILIZATION

                Percent
                -------
Dec-80            82.1
Jan-81            81.2
Feb-81            81.4
Mar-81            81.6
Apr-81            80.9
May-81            81.4
Jun-81            81.8
Jul-81            82.3
Aug-81            81.8
Sep-81            80.9
Oct-81            80.1
Nov-81            78.8
Dec-81            77.7
Jan-82            76.3
Feb-82            77.8
Mar-82            77.1
Apr-82            76.2
May-82            75.4
Jun-82            75
Jul-82            74.2
Aug-82            73.7
Sep-82            73
Oct-82            72.2
Nov-82            71.9
Dec-82            71.1
Jan-83            72.5
Feb-83            72.3
Mar-83            72.9
Apr-83            73.7
May-83            74.5
Jun-83            74.8
Jul-83            76.1
Aug-83            77
Sep-83            78.2
Oct-83            78.7
Nov-83            78.6
Dec-83            78.9
Jan-84            80.4
Feb-84            80.1
Mar-84            80.8
Apr-84            81
May-84            81.3
Jun-84            81.5
Jul-84            81.5
Aug-84            81.3
Sep-84            81
Oct-84            80.5
Nov-84            80.4
Dec-84            79.8
Jan-85            79.9
Feb-85            80.4
Mar-85            80.4
Apr-85            80.3
May-85            80.3
Jun-85            79.9
Jul-85            79.4
Aug-85            79.6
Sep-85            79.9
Oct-85            79
Nov-85            79.2
Dec-85            79.5
Jan-86            79.8
Feb-86            79.2
Mar-86            78.2
Apr-86            78.7
May-86            78.4
Jun-86            78.1
Jul-86            78.2
Aug-86            78.3
Sep-86            78.2
Oct-86            78.8
Nov-86            79.1
Dec-86            79.7
Jan-87            79.1
Feb-87            80
Mar-87            80.2
Apr-87            80.5
May-87            80.7
Jun-87            81.4
Jul-87            81.8
Aug-87            81.8
Sep-87            81.6
Oct-87            82.6
Nov-87            82.8
Dec-87            83.2
Jan-88            83.2
Feb-88            83.4
Mar-88            83.3
Apr-88            83.7
May-88            83.7
Jun-88            83.6
Jul-88            84.1
Aug-88            84.5
Sep-88            84.1
Oct-88            84.2
Nov-88            84.8
Dec-88            85.1
Jan-89            85.4
Feb-89            84.6
Mar-89            85.3
Apr-89            85.3
May-89            84.7
Jun-89            84.4
Jul-89            83.4
Aug-89            83.6
Sep-89            83.3
Oct-89            82.8
Nov-89            83
Dec-89            83.2
Jan-90            82.7
Feb-90            83
Mar-90            83.3
Apr-90            82.7
May-90            82.9
Jun-90            82.7
Jul-90            82.6
Aug-90            82.6
Sep-90            82.6
Oct-90            82
Nov-90            80.8
Dec-90            80.2
Jan-91            79.6
Feb-91            78.9
Mar-91            78.1
Apr-91            78.2
May-91            78.7
Jun-91            79.6
Jul-91            79.5
Aug-91            79.5
Sep-91            80.2
Oct-91            80
Nov-91            79.8
Dec-91            79.2
Jan-92            79.1
Feb-92            79.4
Mar-92            79.9
Apr-92            80.4
May-92            80.4
Jun-92            80.1
Jul-92            80.5
Aug-92            80.2
Sep-92            80.3
Oct-92            80.8
Nov-92            81
Dec-92            80.9
Jan-93            81.1
Feb-93            81.3
Mar-93            81.3
Apr-93            81.4
May-93            80.9
Jun-93            80.9
Jul-93            81
Aug-93            80.7
Sep-93            81.4
Oct-93            81.5
Nov-93            81.6
Dec-93            82.1
Jan-94            82.1
Feb-94            82.1
Mar-94            82.5
Apr-94            82.7
May-94            83.2
Jun-94            83.3
Jul-94            83.5
Aug-94            83.5
Sep-94            83.3
Oct-94            83.5
Nov-94            83.7
Dec-94            84.3
Jan-95            84.4
Feb-95            84
Mar-95            83.8
Apr-95            83.3
May-95            83.3
Jun-95            83.2
Jul-95            82.5
Aug-95            83.3
Sep-95            83.4
Oct-95            82.8
Nov-95            82.7
Dec-95            82.4
Jan-96            81.9
Feb-96            82.4
Mar-96            82
Apr-96            82.5
May-96            82.8
Jun-96            83.1
Jul-96            82.7
Aug-96            82.8
Sep-96            82.9
Oct-96            82.5
Nov-96            83
Dec-96            83
Jan-97            83
Feb-97            83.5
Mar-97            83.3
Apr-97            83.4
May-97            83.3
Jun-97            83.3
Jul-97            83.5
Aug-97            83.8
Sep-97            83.8
Oct-97            83.9
Nov-97            83.9
Dec-97            83.7
Jan-98            83.5
Feb-98            83.1
Mar-98            82.9
Apr-98            82.8
May-98            82.7
Jun-98            81.6
Jul-98            81.1
Aug-98            82.4
Sep-98            81.8
Oct-98            81.8
Nov-98            81.1
Dec-98            80.8
Jan-99            81
Feb-99            80.9
Mar-99            81.1
Apr-99            80.9
May-99            81.2
Jun-99            81
Jul-99            81.3
Aug-99            81.4
Sep-99            81.2
Oct-99            81.5
Nov-99            81.5
Dec-99            81.7
Jan-00            81.9
Feb-00            82
Mar-00            82.2
Apr-00            82.5
May-00            82.7
Jun-00            82.7
Jul-00            82.3
Aug-00            82.6
Sep-00            82.4
Oct-00            82
Nov-00            81.4
Dec-00            80.6
Jan-01            79.7
Feb-01            79.2
Mar-01            78.8
Apr-01            78.2
May-01            77.4

Source:  Federal Reserve Board

  The U.S. consumer has nearly single-handedly kept the overall economy from slipping into an officially designated recession. Given the state of the consumer's balance sheet, which is leveraged, and the increasing number of layoff announcements, we will be fortunate to sail through unscathed. So much for the "Goldilocks" economy!

  If this economic growth picture was not bad enough, the slippery snake of inflation has sneaked back into the scene. The CPI has more than doubled off the bottom to nearly 3.5%, as shown in Chart 3. We have ample anecdotal reports of reduced consumer retail spending due to high utility bills and gasoline prices.

                                    CHART 3
                        CONSUMER PRICE INDEX: ALL ITEMS

            Yr. To Yr. % Change
            -------------------

Dec-94             2.675
Jan-95             2.804
Feb-95             2.863
Mar-95             2.853
Apr-95             3.053
May-95             3.186
Jun-95             3.041
Jul-95             2.763
Aug-95             2.617
Sep-95             2.544
Oct-95             2.809
Nov-95             2.605
Dec-95             2.538
Jan-96             2.728
Feb-96             2.651
Mar-96             2.84
Apr-96             2.897
May-96             2.891
Jun-96             2.754
Jul-96             2.951
Aug-96             2.878
Sep-96             3.003
Oct-96             2.993
Nov-96             3.255
Dec-96             3.322
Jan-97             3.044
Feb-97             3.034
Mar-97             2.762
Apr-97             2.495
May-97             2.235
Jun-97             2.297
Jul-97             2.229
Aug-97             2.225
Sep-97             2.155
Oct-97             2.085
Nov-97             1.828
Dec-97             1.702
Jan-98             1.571
Feb-98             1.441
Mar-98             1.375
Apr-98             1.436
May-98             1.686
Jun-98             1.684
Jul-98             1.682
Aug-98             1.617
Sep-98             1.489
Oct-98             1.485
Nov-98             1.548
Dec-98             1.612
Jan-99             1.671
Feb-99             1.606
Mar-99             1.726
Apr-99             2.277
May-99             2.088
Jun-99             1.963
Jul-99             2.145
Aug-99             2.264
Sep-99             2.628
Oct-99             2.561
Nov-99             2.622
Dec-99             2.685
Jan-00             2.739
Feb-00             3.222
Mar-00             3.758
Apr-00             3.069
May-00             3.189
Jun-00             3.73
Jul-00             3.659
Aug-00             3.411
Sep-00             3.454
Oct-00             3.448
Nov-00             3.446
Dec-00             3.387
Jan-01             3.732
Feb-01             3.534
Mar-01             2.921
Apr-01             3.269
May-01             3.615

Source:  Bureau of Labor Statistics

  We certainly do not relish the reciting of dry economic statistics, particularly when they are this unfavorable. Their impact on corporate earnings and the stock market, however, has been remarkable. First quarter S&P 500 earnings were down approximately 12%. According to Barron's, the latest consensus earnings expectations for the second quarter suggest a decline of 15-17%. While the lion's share of the negative news over the last half of 2000 and the first quarter of 2001 occurred in technology and selected manufacturing industries, the scope has widened considerably. Technology companies continue to report dramatic shortfalls, perhaps even at an accelerated rate, but others have joined this ignominious party. Kimberly Clark, Proctor & Gamble, Gillette, Avery Dennison, Gap and many other traditionally predictable earnings companies have faltered.

  Your Fund has also had its share of disappointments, but overall the growth has held up much better than the aforementioned numbers. For example, your portfolio earnings growth in the first quarter was just under 8% and it looks like the second quarter is going to land in the 6-8% range. Your research team is proud of these numbers in a difficult environment, but we believe that even better relative numbers are possible.

EARNINGS REVISITED
------------------

  In last quarter's report we discussed corporate earnings in the context of the "15% Delusion." We received a great deal of feedback on this piece and if you'd like to review it in its entirety, it can be accessed on our website, www.fiduciarymgt.com. Quickly summarizing, the essence of the discussion is just how rare achieving 15% earnings growth has been over the long term. Less than 3% of the best of the Blue Chips achieved this target. Over the 1991-2000 time period, S&P 500 earnings grew approximately 12.5%. This nine-year period, coming out of the Gulf War recession and extending through the technology bubble, was the highest nine-year growth rate ever for the S&P 500. This extraordinary growth may not have been the result of new era productivity, but rather a catch-up period following a decade of very poor earnings.

  Corporate profits (all corporate earnings, as determined by the National Income Accounts) appear to track nominal GDP over time, as delineated in Chart
4. As presented in Chart 5, S&P 500 earnings have actually lagged nominal GDP over time for a variety of reasons, which are not germane to this discussion.
We urge readers to take a hard look at these charts. Over time, earnings growth will essentially track nominal GDP. If real GDP growth is 4% and inflation is 2%, nominal GDP and earnings should advance 6%.

                                    CHART 4
                  CORPORATE PROFITS AFTER TAX VS. NOMINAL GDP

                        1949 = 1.00 (logarithmic scale)

               Nominal GDP      Corporate Profits
               -----------      -----------------
1949               1.00                1.00
1950               1.10                1.30
1951               1.27                1.14
1952               1.34                1.07
1953               1.42                1.10
1954               1.42                1.12
1955               1.55                1.43
1956               1.64                1.47
1957               1.72                1.43
1958               1.75                1.24
1959               1.90                1.55
1960               1.97                1.48
1961               2.04                1.48
1962               2.19                1.70
1963               2.31                1.84
1964               2.48                2.11
1965               2.69                2.53
1966               2.95                2.72
1967               3.12                2.61
1968               3.40                2.72
1969               3.68                2.65
1970               3.88                2.38
1971               4.22                2.82
1972               4.63                3.38
1973               5.18                4.38
1974               5.61                4.90
1975               6.11                4.84
1976               6.81                5.90
1977               7.59                7.01
1978               8.58                8.32
1979               9.59                9.39
1980              10.44                8.59
1981              11.70                8.24
1982              12.17                6.82
1983              13.20                7.94
1984              14.69                8.87
1985              15.74                8.18
1986              16.63                7.06
1987              17.72                9.66
1988              19.08               12.62
1989              20.50               12.13
1990              21.68               13.45
1991              22.36               14.57
1992              23.60               15.90
1993              24.81               17.78
1994              26.35               19.93
1995              27.64               23.58
1996              29.19               25.91
1997              31.07               28.62
1998              32.84               26.47
1999              34.74               29.23
2000              37.22               33.06

Source:  Bureau of Economic Analysis

                                    CHART 5
                         OPERATING EPS VS. NOMINAL GDP

                        1949 = 1.00 (logarithmic scale)

               Nominal GDP             EPS
               -----------             ---
1949               1.00                1.00
1950               1.10                1.22
1951               1.27                1.05
1952               1.34                1.03
1953               1.42                1.08
1954               1.42                1.19
1955               1.55                1.56
1956               1.64                1.47
1957               1.72                1.45
1958               1.75                1.25
1959               1.90                1.46
1960               1.97                1.41
1961               2.04                1.38
1962               2.19                1.58
1963               2.31                1.73
1964               2.48                1.96
1965               2.69                2.24
1966               2.95                2.39
1967               3.12                2.30
1968               3.40                2.48
1969               3.68                2.49
1970               3.88                2.21
1971               4.22                2.46
1972               4.63                2.77
1973               5.18                3.52
1974               5.61                3.83
1975               6.11                3.43
1976               6.81                4.27
1977               7.59                4.69
1978               8.58                5.31
1979               9.59                6.41
1980              10.44                6.39
1981              11.70                6.62
1982              12.17                5.45
1983              13.20                6.05
1984              14.69                7.17
1985              15.74                6.30
1986              16.63                6.24
1987              17.72                7.54
1988              19.08               10.40
1989              20.50               10.48
1990              21.68                9.76
1991              22.36                8.32
1992              23.60                9.00
1993              24.81               11.59
1994              26.35               13.69
1995              27.64               16.25
1996              29.19               17.51
1997              31.07               18.97
1998              32.84               19.08
1999              34.74               22.28
2000              37.22               24.19

Source:  Standard & Poor's Corp., Bureau of Economic Analysis

  Investors, particularly those who have only been involved over the past ten years, may have misguided expectations. When a yield of roughly 2% is added to normalized 6% nominal GDP, one could logically expect an 8% total return in stocks, provided P/E multiples do not change. Since the S&P 500 P/E ratio is still well above average (25 times earnings versus the fifty year average of 14), 8% may even be optimistic for an S&P 500 investor over the next several years. Having said this, we hasten to remind our shareholders that over the nearly twenty year history of Fiduciary Capital Growth Fund, the average annual portfolio earnings growth has slightly exceeded 12%. While the S&P 500 has experienced dramatic P/E multiple expansion over the past ten years, your Fund has not. Recently that has begun to change, giving us more optimism about the future relative performance of your Fund.

  We obviously cannot predict what level of earnings growth the portfolio companies will achieve over the next ten years. We can say, however, that our approach gives us a better chance than most of finding superior growth. Additionally, our valuation discipline means we will not pay-up for this growth. The combination should continue to produce solid investment performance.

  In closing, we want to pay our respects to a man who has been a great inspiration for all of us over the years. Jack F. Kellner, father of Ted and friend of many, passed away recently after a battle with cancer. Mr. Kellner was a loyal supporter of Fiduciary Management, an outstanding businessman, investor and philanthropist. He will be dearly missed.

  Thank you for your support of Fiduciary Capital Growth Fund, Inc.

  Sincerely,

  /s/Ted D. Kellner       /s/Donald S. Wilson       /s/Patrick J. English

  Ted D. Kellner, C.F.A   Donald S. Wilson, C.F.A   Patrick J. English, C.F.A.
  President               Vice President            Portfolio Manager

*<F1> One-, five- and ten-year annual compounded returns for the Fund are 29.5%, 14.8% and 14.8%, respectively.

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555

Fiduciary Capital Growth Fund, Inc.
STATEMENT OF NET ASSETS
June 30, 2001 (Unaudited)

                                                                     QUOTED
                                                                     MARKET
 SHARES                                                           VALUE (B)<F3>
 ------                                                           -------------

LONG-TERM INVESTMENTS -- 96.1% (A)<F2>

COMMON STOCKS -- 92.2% (A)<F2>

            CHEMICAL/SPECIALTY MATERIALS -- 6.8%
  31,400    Cambrex Corp.                                          $ 1,588,212
  30,100    Great Lakes Chemical Corp.                                 928,585
  23,200    Minerals Technologies Inc.                                 995,744
  10,700    Sigma-Aldrich Corp.                                        413,234
                                                                   -----------
                                                                     3,925,775

            CONSUMER SERVICES -- 4.4%
  39,000    H & R Block, Inc.                                        2,517,450

            DISTRIBUTION -- 2.4%
  57,000    Arrow Electronics, Inc.                                  1,384,530

            HEALTH INDUSTRIES -- 12.7%
  43,700    Apogent Technologies Inc.                                1,075,020
  45,000    Covance Inc.                                             1,019,250
  37,600    DENTSPLY International Inc.                              1,667,560
  22,400    IDEXX Laboratories, Inc.                                   700,000
  50,400    Renal Care Group, Inc.                                   1,657,656
  58,900    Sybron Dental Specialties, Inc.                          1,206,861
                                                                   -----------
                                                                     7,326,347

            INDUSTRIAL SERVICES -- 4.6%
 134,000    Republic Services, Inc.                                  2,659,900

            INSURANCE -- 14.1%
  60,800    Delphi Financial Group, Inc.                             2,340,800
  24,000    MGIC Investment Corp.                                    1,743,360
  79,325    Old Republic International Corp.                         2,300,425
  50,400    Protective Life Corp.                                    1,732,248
                                                                   -----------
                                                                     8,116,833

            MISCELLANEOUS-BUSINESS SERVICES -- 11.5%
  80,000    G & K Services, Inc.                                     2,152,000
  77,300    Keane, Inc.                                              1,700,600
  41,300    Manpower Inc.                                            1,234,870
 222,000    Modis Professional Services, Inc.                        1,531,800
                                                                   -----------
                                                                     6,619,270

            MISCELLANEOUS-CONSUMER MANUFACTURING -- 4.4%
  26,100    Liz Claiborne, Inc.                                      1,316,745
  85,800    Paxar Corp.                                              1,235,520
                                                                   -----------
                                                                     2,552,265

            PAPER/PACKAGING -- 2.9%
  51,500    AptarGroup, Inc.                                         1,670,145

            PRINTING/PUBLISHING/FORMS -- 1.0%
  18,500    ProQuest Co.                                               573,500

            PRODUCER MANUFACTURING -- 2.1%
  59,000    Regal-Beloit Corp.                                       1,227,200

            REAL ESTATE -- 3.5%
  93,300    Security Capital Group Inc. CL B                         1,996,620

            RETAIL TRADE -- 9.5%
 150,000    Big Lots, Inc.                                           2,052,000
 131,000    Casey's General Stores, Inc.                             1,703,000
  67,000    Family Dollar Stores, Inc.                               1,717,210
                                                                   -----------
                                                                     5,472,210

            SOFTWARE/SERVICES -- 4.5%
  64,700    NOVA Corp./Georgia                                       2,034,815
  17,400    SunGard Data Systems Inc.                                  522,174
                                                                   -----------
                                                                     2,556,989

            TELECOMMUNICATIONS -- 5.8%
  19,000    ALLTEL Corp.                                             1,163,940
  40,100    CenturyTel, Inc.                                         1,215,030
  60,000    WorldCom, Inc. - MCI Group                                 966,000
                                                                   -----------
                                                                     3,344,970

            UTILITIES -- 2.0%
  49,200    Wisconsin Energy Corp.                                   1,169,484
                                                                   -----------
                Total common stocks                                 53,113,488

REITS -- 3.9%(A)<F2>
  98,700    Prologis Trust                                           2,242,464
                                                                   -----------
                Total long-term investments                         55,355,952

SHORT-TERM INVESTMENTS -- 1.1% (A)<F2>

            VARIABLE RATE DEMAND NOTE
$637,672    Firstar Bank U.S.A., N.A.                                  637,672
                                                                   -----------
                Total investments                                   55,993,624

            Cash and receivables, less
              liabilities 2.8% (A)<F2>                               1,585,512
                                                                   -----------
                Net Assets                                         $57,579,136
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value 10,000,000
              shares authorized), offering
              and redemption price
              ($57,579,136 / 2,628,910
              shares outstanding)                                  $     21.90
                                                                   -----------
                                                                   -----------

(a)<F2>   Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                 PAUL S. SHAIN
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                               FIRSTAR BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Fiduciary Capital Growth Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.